PREPAIDS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense, Current [Abstract]
Schedule of prepaid assets [Table Text Block]
	December 31, 2023	December 31, 2022
Prepaid insurance	$17,581	$25,536
Prepaid permit fees	12,515	-
Legal advances	55,690	73,265
Other	16,399	5,990
	$102,185	$104,791